Debt (Maturities Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Debt [Abstract]
2012	$ 0
2013	135.4
2014	0
2015	249.8
2016	0
Thereafter	250.7
Total	$ 635.9